TRANSACTIONS THAT DO NOT INVOLVE CASH	9 Months Ended
Sep. 30, 2021
Transactions That Do Not Involve Cash
TRANSACTIONS THAT DO NOT INVOLVE CASH

31.	TRANSACTIONS THAT DO NOT INVOLVE CASH

The following transactions did not involve cash or cash equivalents during the nine-month period ended on September 30, 2021:

(i)	Capitalized loan interest: as referred in note 13.
(ii)	Addition of lease by right-of-use assets and respective lease liability: in the nine-month period ended on September 30, 2021 amounted to R$551,554 (R$268,520 in the same period of the prior year) and in the three-month period ended on September 30, 2021, amounted to R$172,979 (R$40,920 in the same period of the prior year).